UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

Ellen E. Terry, 33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 263-6400

Date of fiscal year end:	12/31

Date of reporting period:	1/1/15 - 3/31/15

Item 1 - Schedule of Investments - March 31, 2015 (Unaudited) (Dollar Amounts in Thousands)

Principal		Moody’s
Amount/Units		Rating	Value
		(Unaudited)	(Note 1)
CORPORATE DEBT SECURITIES - 130.43% (b)(d)
Aerospace & Defense - 1.22%
1,575	Bombardier, Inc., Senior Notes,
	5.50%, 09/15/18 (g)	B1	1,571
475	Ducommun, Inc., Senior Notes,
	9.75%, 07/15/18	B3	502
500	Esterline Technologies, Senior Notes,
	7%, 08/01/20	Ba2	521
350	Transdigm, Inc., Subordinated Notes,
	6.50%, 07/15/24	Caa1	351
			2,945
Airlines - 2.71%
675	Allegiant Travel Company, Senior Notes,
	5.50%, 07/15/19	B1	692
1,100	American Airlines, Senior Notes,
	5.50%, 10/01/19 (g)	B3	1,132
128	American Airlines, Senior Notes,
	5.625%, 01/15/21 (g)	(e)	134
130	United Airlines, Senior Notes,
	4.625%, 03/03/24	(e)	132
700	United Continental Holdings, Inc., Senior Notes,
	6%, 12/01/20	B3	734
1,525	United Continental Holdings, Inc., Senior Notes,
	6%, 07/15/26	B3	1,525
175	United Continental Holdings, Inc., Senior Notes,
	6%, 07/15/28	B3	175
575	United Continental Holdings, Inc., Senior Notes,
	6.375%, 06/01/18	B3	612
1,325	US Airways, Inc., Senior Notes,
	6.125%, 06/01/18	B3	1,391
			6,527
Automotive - 3.74%
125	Affinia Group, Inc., Senior Notes,
	7.75%, 05/01/21	Caa2	130
725	Allison Transmission, Inc., Senior Notes,
	7.125% 05/15/19 (g)	B2	756
225	American Axle and Manufacturing, Inc., Senior Notes,
	6.25%, 03/15/21	B2	238
104	American Axle and Manufacturing, Inc., Senior Notes,
	6.625%, 10/15/22	B2	112
675	Dana Holding Corporation, Senior Notes,
	5.375%, 09/15/21	B2	704
1,475	FCA US LLC, Senior Notes,
	8.25%, 06/15/21	B1	1,637
550	Gestamp Fund Lux S.A., Senior Notes,
	5.625%, 05/31/20 (g)	B1	572
275	Goodyear Tire & Rubber Company, Senior Notes,
	6.50%, 03/01/21	B1	293
350	Group 1 Automotive, Inc., Senior Notes,
	5%, 06/01/22 (g)	B1	350
1,025	Jaguar Land Rover Automotive Plc, Senior Notes,
	5.625%, 02/01/23 (g)	Ba2	1,079
675	MPG Holdco Inc., Senior Notes,
	7.375%, 10/15/22 (g)	B3	721
925	Navistar International Group, Senior Notes,
	8.25%, 11/01/21	B3	901
400	Penske Auto Group, Inc., Senior Notes,
	5.75%, 10/01/22	B1	420
270	Pittsburgh Glass Works, LLC, Senior Notes,
	8%, 11/15/18 (g)	B3	286
475	Schaeffler Finance B.V., Senior Notes,
	6.875%, 08/15/18 (g)	B1	497

325	Sonic Automotive, Inc., Senior Subordinated Notes,
	5%, 05/15/23	B2	322
			9,018
Broadcasting - 5.88%
1,075	AMC Networks, Inc., Senior Notes,
	4.75%, 12/15/22	B1	1,071
75	Clear Channel Worldwide Holdings, Inc., Senior Notes,
	6.50%, 11/15/22	B1	78
850	Clear Channel Worldwide Holdings, Inc., Senior Notes,
	6.50%, 11/15/22	B1	897
75	Gannett Co., Inc., Senior Notes,
	6.375%, 10/15/23	Ba1	81
1,025	IHeart Communications, Inc., Senior Notes,
	9%, 12/15/19	Caa1	1,017
850	IHeart Communications, Inc., Senior Notes,
	10%, 01/15/18	Ca	722
450	Lamar Media Corporation, Senior Subordinated Notes,
	5.875%, 02/01/22	B1	471
525	Lin Television Corporation, Senior Notes,
	5.875%, 11/15/22 (g)	B3	537
950	MDC Partners, Inc., Senior Notes,
	6.75%, 04/01/20 (g)	B3	1,001
725	Outfront Media Capital LLC, Senior Notes,
	5.25%, 02/15/22	B1	754
250	Outfront Media Capital LLC, Senior Notes,
	5.625%, 02/15/24	B1	262
400	Polish Television Holding B.V., Senior Notes,
	11%, 01/15/21 (g)(EUR)	(e)	515
600	Sinclair Television Group, Inc., Senior Notes,
	6.125%, 10/01/22	B1	628
1,475	Sirius XM Radio, Inc., Senior Notes,
	5.75%, 08/01/21 (g)	Ba3	1,538
725	Starz LLC, Senior Notes,
	5%, 09/15/19	Ba2	747
425	Townsquare Media, Inc., Senior Notes,
	6.50%, 04/01/23 (g)	B3	427
375	Townsquare Radio LLC, Senior Notes,
	9%, 04/01/19 (g)	B3	400
2,050	Univision Communications, Inc., Senior Notes,
	5.125%, 05/15/23 (g)	B2	2,081
625	Univision Communications, Inc., Senior Notes,
	5.125%, 02/15/25 (g)	B2	638
300	Univision Communications, Inc., Senior Notes,
	6.75%, 09/15/22 (g)	B2	322
			14,187
Building & Real Estate - 3.32%
500	CCRE Company, Senior Notes,
	7.75%, 02/15/18 (g)	B1	522
350	Greystar Real Estate Partners, LLC, Senior Notes,
	8.25%, 12/01/22 (g)	B2	367
1,175	Howard Hughes Corporation, Senior Notes,
	6.875%, 10/01/21 (g)	Ba3	1,234
1,550	Jefferies LoanCore LLC, Senior Notes,
	6.875%, 06/01/20 (g)	B2	1,438
600	KB Home, Senior Notes,
	8%, 03/15/20	B2	648
325	Ladder Capital Finance Holdings LLLP, Senior Notes,
	5.875%, 08/01/21 (g)	Ba3	307
400	Ladder Capital Finance Holdings LLLP, Senior Notes,
	7.375%, 10/01/17	Ba3	411
450	Realology Group LLC, Senior Notes,
	5.25%, 12/01/21 (g)	Caa1	458
125	Realology Group LLC, Senior Notes,
	9%, 01/15/20 (g)	B3	136
550	RPG Byty s.r.o., Senior Notes,
	6.75%, 05/01/20 (g)(EUR)	Ba2	622
350	Shea Homes Limited Partnership, Senior Notes,

	5.875%, 04/01/23 (g)	B2	353
675	William Lyon Homes, Inc., Senior Notes,
	7%, 08/15/22	B3	697
750	William Lyon Homes, Inc., Senior Notes,
	8.50%, 11/15/20	B3	812
			8,005
Building Products - 2.16%
550	Builders First Source, Inc., Senior Notes,
	7.625%, 06/01/21 (g)	Caa1	558
275	Masonite International Corporation, Senior Notes,
	5.625%, 03/15/23 (g)	B2	282
575	Nortek, Inc., Senior Notes,
	8.50%, 04/15/21	B3	615
650	Nortek, Inc., Senior Notes,
	10%, 12/01/18	B3	686
750	Reliance Intermediate Holdings L.P., Senior Notes,
	6.50%, 04/01/23 (g)	B1	773
750	RSI Home Products, Inc., Senior Notes,
	6.50%, 03/15/23 (g)	B1	763
275	Springs Industries, Inc., Senior Notes,
	6.25%, 06/01/21	B2	272
850	Summit Materials LLC, Senior Notes,
	10.50%, 01/31/20	Caa1	944
175	USG Corporation, Senior Notes,
	5.875%, 11/01/21 (g)	B1	185
125	USG Corporation, Senior Notes,
	9.75%, 01/15/18	Caa1	144
			5,222
Cable Operators - 10.90%
375	Altice Financing SA, Senior Notes,
	6.625%, 02/15/23 (g)	B1	386
1,100	Altice Financing S.A., Senior Notes,
	7.625%, 02/15/25 (g)	B3	1,106
750	Altice Financing S.A., Senior Notes,
	7.75%, 05/15/22 (g)	B3	763
600	Altice Financing S.A., Senior Notes,
	8.125%, 01/15/24 (g)	B3	631
455	Altice Financing S.A., Senior Notes,
	9%, 06/15/23 (g) (EUR)	B3	571
675	Altice Financing S.A., Senior Notes,
	9.875%, 12/15/20 (g)	B3	747
800	B Communications Ltd., Senior Notes,
	7.375%, 02/15/21 (g)	(e)	854
475	Block Communications, Inc., Senior Notes,
	7.25%, 02/01/20 (g)	B1	487
75	CCO Holdings, LLC, Senior Notes,
	5.25%, 03/15/21	B1	77
725	CCO Holdings, LLC, Senior Notes,
	5.25%, 09/30/22	B1	741
325	CCO Holdings, LLC, Senior Notes,
	5.75%, 09/01/23	B1	338
2,350	CCO Holdings, LLC, Senior Notes,
	6.625%, 01/31/22	B1	2,515
525	CCOH Safari, Senior Notes,
	5.50%, 12/01/22	B1	537
650	Cequel Communications Holdings I, LLC, Senior Notes,
	5.125%, 12/15/21 (g)	B3	648
1,775	Cequel Communications Holdings I, LLC, Senior Notes,
	6.375%, 09/15/20 (g)	B3	1,870
900	CSC Holdings, LLC, Senior Notes,
	6.75%, 11/15/21	Ba2	1,001
800	Dish DBS Corporation, Senior Notes,
	5.125%, 05/01/20	Ba3	805
525	Dish DBS Corporation, Senior Notes,
	5.875%, 07/15/22	Ba3	532
325	Dish DBS Corporation, Senior Notes,
	6.75%, 06/01/21	Ba3	344

550	LGE Holdco VI B.V., Senior Notes,
	7.125%, 05/15/24 (g) (EUR)	B2	670
800	Mediacom Broadband LLC, Senior Notes,
	6.375%, 04/01/23	B2	840
1,350	Netflix, Inc., Senior Notes,
	5.375%, 02/01/21	B1	1,377
1,700	Numericable Group, S.A., Senior Notes,
	6.25%, 05/15/24 (g)	Ba3	1,730
425	United Group BV, Senior Notes,
	7.875%, 11/15/20 (g)(EUR)	B2	491
900	Unitymedia Hessen GmbH & Company, Senior Notes,
	5%, 01/15/25 (g)	Ba3	909
675	Unitymedia Kabel BW GmbH, Senior Notes,
	6.125%, 01/15/25 (g)	B3	714
475	UPCB Finance Limited, Senior Notes,
	6.875%, 01/15/22 (g)	Ba3	509
575	Videotron Ltee., Senior Notes,
	5%, 07/15/22	Ba2	592
375	Virgin Media Finance, Plc, Senior Note,
	6%, 10/15/24 (g)	B2	395
325	Virgin Media Secured Finance, Plc, Senior Note,
	5.25%, 01/15/26 (g)	Ba3	331
700	VTR Finance B.V., Senior Notes,
	6.875%, 01/15/24 (g)	B1	729
175	WaveDivision Holdings, LLC, Senior Notes,
	8.125%, 09/01/20 (g)	B3	189
550	Wide Open West Finance, LLC, Senior Notes,
	10.25%, 07/15/19	Caa1	591
825	Wide Open West Finance, LLC, Senior Subordinated Notes,
	13.375%, 10/15/19	Caa1	877
375	Ziggo Bond Finance BV, Senior Notes,
	5.875%, 01/15/25 (g)	B2	392
			26,289
Chemicals - 3.82%
300	Axalta Coating Systems Dutch Holding B B.V., Senior Notes,
	7.375%, 05/01/21 (g)	Caa1	322
475	Ciech Group Financing, Senior Notes,
	9.50%, 11/30/19 (g)(EUR)	B1	564
990	Consolidated Energy Finance, Senior Notes,
	6.75%, 10/15/19 (g)	B2	1,000
450	W.R. Grace & Company Conn., Senior Notes,
	5.125%, 10/01/21 (g)	Ba3	466
1,050	Hexion Specialty Chemicals, Inc., Senior Notes,
	6.625%, 04/15/20	B3	961
1,075	Hexion Specialty Chemicals, Inc., Senior Notes,
	8.875%, 02/01/18	Caa2	949
350	Ineos Group Holdings S.A., Senior Notes,
	6.125%, 08/15/18 (g)	B3	352
975	Momentive Performance Materials, Inc., Senior Secured Notes,
	3.88%, 10/24/21	B3	863
975	Momentive Performance Materials, Inc., Senior Secured Notes,
	8.875%, 10/15/20 (a)(f) ESC	(e)	0
900	Platform Specialty Products Corporation, Senior Notes,
	6.50%, 02/01/22 (g)	B2	936
425	PolyOne Corporation, Senior Notes,
	5.25%, 03/15/23	Ba3	440
1,225	PQ Corporation, Senior Notes,
	8.75%, 11/01/18 (g)	Caa1	1,271
800	Rayonier American Products, Inc., Senior Notes,
	5.50%, 06/01/24 (g)	Ba3	686
375	Trinseo Materials Operating S.C.A., Senior Notes,
	8.75%, 02/01/19	B2	394
			9,204
Consumer Products - 2.71%
525	24 Hour Holdings III LLC, Senior Notes,
	8%, 06/01/22 (g)	Caa1	449

1,325	Activision Blizzard, Inc., Senior Notes,
	5.625%, 09/15/21 (g)	Ba2	1,409
400	Activision Blizzard, Inc., Senior Notes,
	6.125%, 09/15/23 (g)	Ba2	437
160	Avon Products, Inc., Senior Notes
	4.60%, 03/15/20	Ba1	147
600	Dometic Group AB, Senior Notes,
	9.50%, 06/26/19 (g) (EUR)	Caa2	660
750	Hanesbrands, Inc., Senior Notes,
	6.375%, 12/15/20	Ba2	796
275	Levi Strauss & Co., Senior Notes,
	6.875%, 05/01/22	Ba3	300
575	Quicksilver Inc., Senior Notes,
	10%, 08/01/20	Caa2	405
225	Spectrum Brands Escrow, Senior Notes,
	6.375%, 11/15/20	B3	237
650	Spectrum Brands Escrow, Senior Notes,
	6.625%, 11/15/22	B3	694
750	Sun Products, Senior Notes,
	7.75%, 03/15/21 (g)	Caa2	656
325	Wolverine World Wide, Inc., Senior Notes,
	6.125%, 10/15/20	Ba3	345
			6,535
Container - 3.21%
375	AEP Industries, Inc., Senior Notes,
	8.25%, 04/15/19	B3	386
365	Ardagh Finance Holdings S.A., Senior Notes,
	8.625%, 06/15/19 (c)(g)	Caa2	381
200	Ardagh Packaging Finance plc, Senior Notes,
	6.25%, 01/31/19 (g)	Caa1	201
578	Ardagh Packaging Finance plc, Senior Notes,
	7%, 11/15/20 (g)	Caa1	579
400	Beverage Packaging Holdings (Lux) II S.A., Senior Notes,
	5.625%, 12/15/16 (g)	Caa2	401
650	Beverage Packaging Holdings (Lux) II S.A., Senior Subordinated Notes,
	6%, 06/15/17 (g)	Caa2	653
275	Bormioli Rocco Holdings, Senior Notes,
	10%, 08/01/18 (g) (EUR)	B3	296
700	Consolidated Container Company LLC, Senior Notes,
	10.125%, 07/15/20 (g)	Caa2	616
400	Coveris Holding Corporation, Senior Notes,
	10%, 06/01/18 (g)	Caa2	423
350	Greif Inc., Senior Notes,
	7.75%, 08/01/19	Ba2	394
850	Onex Wizard Acquisition Company II S.C.A., Senior Notes,
	7.75%, 02/15/23 (g) (EUR)	(e)	967
1,100	Reynolds Group Issuer, Inc., Senior Notes,
	8.25%, 02/15/21	Caa2	1,172
328	Reynolds Group Issuer, Inc., Senior Notes,
	9.875%, 08/15/19	Caa2	351
625	Sealed Air Corporation, Senior Notes,
	5.25%, 04/01/23 (g)	B1	655
249	Tekni Plex, Inc., Senior Notes,
	9.75%, 06/01/19 (g)	B3	269
			7,744
Energy - 16.59%
375	Antero Resources Finance Corporation, Senior Notes,
	5.125%%, 12/01/22	Ba3	360
825	Antero Resources Finance Corporation, Senior Notes,
	6%, 12/01/20	Ba3	825
875	Atwood Oceanics Inc., Senior Notes
	6.50%, 02/01/20	Ba3	840
175	Bill Barrett Corporation, Senior Notes,
	7%, 10/15/22	B2	153
1,275	Bill Barrett Corporation, Senior Notes,
	7.625%, 10/01/19	B2	1,205
925	CGG SA, Senior Notes,
	6.875%, 01/15/22	B1	731

50	Chesapeake Energy Corp., Senior Notes,
	5.375%, 06/15/21	Ba1	49
725	Chesapeake Energy Corp., Senior Notes,
	5.75%, 03/15/23	Ba1	712
1,050	Comstock Resources, Inc., Senior Notes,
	10%, 03/15/20 (g)	Ba3	1,008
1,300	Concho Resources, Inc., Senior Notes,
	5.50%, 04/01/23	Ba3	1,310
300	Concho Resources, Inc., Senior Notes,
	7%, 01/15/21	Ba3	315
700	Denbury Resources, Inc., Senior Notes,
	5.50%, 05/01/22	B1	626
325	Energy XXI Gulf Coast
	11%, 03/15/20 (g)	B2	310
400	EPL Oil and Gas, Inc., Senior Notes,
	8.25%, 02/15/18	Caa3	302
200	Exterran Partners, L.P., Senior Notes,
	6%, 04/01/21	Ba3	186
675	Exterran Partners, L.P., Senior Notes,
	6%, 10/01/22	B1	624
775	Exterran Holdings, Inc., Senior Notes,
	7.25%, 12/01/18	B1	786
925	Ferrellgas, L.P., Senior Notes,
	6.50%, 05/01/21	B2	932
1,100	Hercules Offshore, Inc., Senior Notes,
	8.75%, 07/15/21 (g)	Caa2	319
25	Hercules Offshore, Inc., Senior Notes,
	10.25%, 04/1/19 (g)	Caa2	8
1,500	MarkWest Energy Partners, L.P., Senior Notes,
	4.50%, 07/15/23	Ba3	1,478
400	McDermott International, Senior Notes,
	8%, 05/01/21 (g)	B1	310
350	Memorial Resource Development Corporation, Senior Notes,
	5.875%, 07/01/22 (g)	Caa1	326
325	Newfield Exploration Company, Senior Notes,
	5.375%, 01/01/26	Ba1	327
125	Newfield Exploration Company, Senior Notes,
	5.625%, 07/01/24	Ba1	130
675	Newfield Exploration Company, Senior Subordinated Notes,
	5.75%, 01/30/22	Ba1	705
200	Pacific Drilling V Ltd., Senior Notes,
	7.25%, 12/01/17 (g)	B2	180
100	Pacific Rubiales Energy Corporation, Senior Notes,
	5.125%, 03/28/23 (g)	Ba2	59
900	Pacific Rubiales Energy Corporation, Senior Notes,
	5.375%, 01/26/19 (g)	Ba2	599
575	Pacific Rubiales Energy Corporation, Senior Notes,
	5.625%, 01/29/25 (g)	Ba2	336
775	Parker Drilling Company, Senior Notes,
	6.75%, 07/15/22	B1	612
125	Parker Drilling Company, Senior Notes,
	7.50%, 08/01/20	B1	100
1,100	Parsley Energy LLC, Senior Notes
	7.50%, 2/15/22 (g)	Caa1	1,111
1,375	PDC Energy, Senior Notes,
	7.75%, 10/15/22	B3	1,437
925	Peabody Energy Corporation, Senior Notes,
	6%, 11/15/18	B3	726
650	Penn Virginia Corporation, Senior Notes,
	7.25%, 04/15/19	Caa1	588
800	Penn Virginia Corporation, Senior Notes,
	8.50%, 05/01/20	Caa1	744
125	Penn Virginia Resource, Senior Notes,
	6.50%, 05/15/21	Ba3	132
675	Precision Drilling Corporation, Senior Notes,
	6.625%, 11/15/20	Ba1	638
700	Range Resources Corporaiton, Senior Subordinated Notes,
	5%, 03/15/23	Ba2	696
1,725	Rosetta Resources, Inc., Senior Notes,
	5.875%, 06/01/24	B1	1,596
650	Sabine Pass LNG, L.P., Senior Notes,
	5.625%, 02/01/21	Ba3	653
650	Sabine Pass LNG, L.P., Senior Notes,

	5.625%, 04/15/23	Ba3	650
550	Sabine Pass LNG, L.P., Senior Notes,
	5.75%, 05/15/24	Ba3	553
350	Sabine Pass LNG, L.P., Senior Notes,
	6.25%, 03/15/22	Ba3	361
600	Seadrill Ltd., Senior Notes,
	6.125%, 09/15/17 (g)	(e)	507
1,275	SESI, L.L.C., Senior Notes,
	7.125%, 12/15/21	Baa3	1,316
900	Seven Generations Energy Ltd., Senior Notes,
	8.25%, 05/15/20 (g)	B3	923
500	Seventy Seven Energy Inc., Senior Notes,
	6.50%, 07/15/22	B2	230
975	SM Energy Company, Senior Notes,
	5%, 01/15/24	Ba2	917
650	SM Energy Company, Senior Notes,
	6.50%, 01/01/23	Ba2	661
225	SM Energy Company, Senior Notes,
	6.625%, 02/15/19	Ba2	229
650	Sunoco L.P., Senior Notes,
	6.375%, 04/01/23 (g)	Ba3	670
1,450	Targa Resources Partners L.P., Senior Notes,
	4.25%, 11/15/23	Ba2	1,399
475	Targa Resources Partners L.P., Senior Notes,
	5%, 01/15/18 (g)	Ba2	487
800	Targa Resources Partners L.P., Senior Notes,
	5.25%, 05/01/23	Ba2	804
1,375	Tervita Corporation, Senior Notes,
	8%, 11/15/18 (g)	B3	1,224
675	Tervita Corporation, Senior Notes,
	10.875%, 02/15/18 (g)	Caa2	385
1,450	Whiting Petroleum Corporation, Senior Notes,
	6.25%, 04/01/23 (g)	Ba2	1,439
100	WPX Energy, Inc., Senior Notes,
	5.25%, 09/15/24	Ba1	88
1,525	WPX Energy, Inc., Senior Notes,
	6%, 01/15/22	Ba1	1,418
650	YPF Sociedad Anonima, Senior Notes,
	8.875%, 12/19/18 (g)	Caa1	666
			40,011
Entertainment & Leisure - 2.64%
525	Cedar Fair LP, Senior Notes,
	5.25%, 03/15/21	B1	542
600	DreamWorks Animation SKG, Inc., Senior Notes,
	6.875%, 08/15/20 (g)	B1	588
175	National CineMedia LLC, Senior Notes,
	6%, 04/15/22	Ba2	180
500	NCL Corporation, Ltd., Senior Notes,
	5.25%, 11/15/19 (g)	B2	513
2,400	Regal Entertainment Group, Senior Notes,
	5.75%, 03/15/22	B3	2,460
200	Regal Entertainment Group, Senior Notes,
	5.75%, 06/15/23	B3	202
675	Six Flags Entertainment Corporation, Senior Notes,
	5.25%, 01/15/21 (g)	B3	694
672	WMG Acquisition Corporation, Senior Notes,
	6%, 01/15/21 (g)	B1	687
525	WMG Acquisition Corporation, Senior Notes,
	6.75%, 04/15/22 (g)	Caa1	497
			6,363
Financial - 10.84%
450	Aircastle Limited, Senior Notes,
	5.50%, 02/15/22	Ba2	479
619	Ally Financial, Inc., Senior Notes,
	7.50%, 09/15/20	B1	724
825	A S Company, Senior Notes,
	7.875%, 12/15/20 (g)	Caa2	846

450	CIT Group, Inc., Senior Notes,
	5%, 08/15/22	B1	461
2,075	CIT Group, Inc., Senior Notes,
	5%, 08/01/23	B1	2,127
325	CIT Group, Inc., Senior Notes,
	5.375%, 05/15/20	B1	342
475	CNO Financial Group Inc., Senior Notes,
	6.375%, 10/01/20 (g)	Ba2	502
1,200	Discover Financial Services, Senior Notes,
	10.25%, 07/15/19	Ba1	1,498
525	E*Trade Financial Corporation, Senior Notes,
	5.375%, 11/15/22	Ba2	554
350	General Motors Financial Company, Inc., Senior Notes,
	3.25%, 05/15/18	Ba1	358
200	General Motors Financial Company, Inc., Senior Notes,
	6.75%, 06/01/18	Ba1	225
825	HRG Group, Inc., Senior Notes,
	7.875%, 07/15/19	Ba3	870
800	Hub International Limited, Senior Notes,
	7.875%, 10/01/21 (g)	Caa1	816
275	Hub Holdings LLC, Senior Notes,
	8.125%, 07/15/19 (g)	Caa2	270
650	Icahn Enterprises, Senior Notes,
	4.875%, 03/15/19	Ba3	663
1,200	Icahn Enterprises, Senior Notes,
	6%, 08/01/20	Ba3	1,251
300	International Lease Finance Corporation, Senior Notes,
	8.875%, 09/01/17	Ba2	341
525	iStar Financial, Inc., Senior Notes,
	5%, 07/01/19	B2	522
525	iStar Financial, Inc., Senior Notes,
	7.125%, 02/15/18	B2	559
350	National Financial Partnership, Senior Notes,
	9%, 07/15/21 (g)	Caa2	360
1,075	Nationstar Mortgage LLC, Senior Notes,
	6.50%, 07/01/21	B2	1,051
100	Nationstar Mortgage LLC, Senior Notes,
	7.875%, 10/01/20	B2	103
850	Navient Corporation, Senior Notes,
	5%, 10/26/20	Ba3	834
500	Navient Corporation, Senior Notes,
	5.875%, 03/25/21	(e)	497
400	Neuberger Berman Group LLC, Senior Notes,
	5.625%, 03/15/20 (g)	Baa3	418
425	Neuberger Berman Group LLC, Senior Notes,
	5.875%, 03/15/22 (g)	Baa3	456
750	Ocwen Financial Group, Senior Notes,
	6.625%, 05/15/19 (g)	Caa1	653
925	OneMain Financial Holdings, Inc., Senior Notes,
	6.75%, 12/15/19 (g)	B2	952
1,725	Provident Funding Associates, L.P., Senior Notes,
	6.75%, 06/15/21 (g)	Ba3	1,647
420	Sberbank, Subordinated Notes,
	5.125%, 10/29/22 (g)	Ba1	342
1,150	Springleaf Finance Corporation, Senior Notes,
	5.25%, 12/15/19	B2	1,136
525	Synovus Financial Corporation, Senior Notes,
	7.875%, 02/15/19	Ba3	588
1,350	Synovus Financial Corporation, Subordinate Notes,
	5.125%, 06/15/17	B1	1,374
250	Towergate Finance plc, Senior Notes,
	10.50%, 02/15/19 (a)(g)(GBP)	C	7
1,275	USI Inc., Senior Notes,
	7.75%, 01/15/21 (g)	Caa2	1,297
1,150	Walter Investment Management Corporation, Senior Notes,
	7.875%, 12/15/21	B3	1,032
			26,155
Food/Tobacco - 2.04%
326	Bumble Bee Acquistion Company, Senior Notes,
	9%, 12/15/17 (g)	B3	341
600	Constellation Brands, Inc., Senior Notes,
	6%, 05/01/22	Ba1	683
425	Cott Beverages, Inc., Senior Notes,

	6.75%, 01/01/20 (g)	B3	439
50	Darling Escrow Corporation, Senior Notes,
	5.375%, 01/15/22	B1	51
750	Dean Foods Company, Senior Notes,
	6.50%, 03/15/23 (g)	B2	753
255	JBS Investments GMBH, Senior Notes,
	7.75%, 10/28/20 (g)	(e)	268
650	JBS USA, LLC, Senior Notes,
	5.875%, 07/15/24 (g)	Ba3	658
300	Post Holdings, Inc., Senior Notes,
	6%, 12/15/22 (g)	B3	290
525	Post Holdings, Inc., Senior Notes,
	6.75%, 12/01/21 (g)	B3	530
425	Post Holdings, Inc., Senior Notes,
	7.375%, 02/15/22	B3	440
425	Shearers Food, Inc., Senior Notes,
	9%, 11/01/19 (g)	B1	463
			4,916
Forest Products - 1.89%
180	Ainsworth Lumber Company Ltd., Senior Notes,
	7.50%, 12/15/17 (g)	Ba2	187
425	Boise Cascade LLC, Senior Notes,
	6.375%, 11/01/20	B1	446
275	Cascades, Inc., Senior Notes,
	5.50%, 07/15/22 (g)	Ba3	281
925	Cascades, Inc., Senior Notes,
	7.875%, 01/15/20	Ba3	960
650	P.H. Glatfelter Company, Senior Notes,
	5.375%, 10/15/20	Ba1	666
325	Graphic Packaging International, Inc., Senior Notes,
	4.75%, 04/15/21	Ba2	337
625	Mercer International, Inc., Senior Notes,
	7%, 12/01/19	B2	653
350	Mercer International, Inc., Senior Notes,
	7.75%, 12/01/22	B2	370
575	Potlach Corporation, Senior Notes,
	7.50%, 11/01/19	Baa3	655
			4,555
Gaming - 2.64%
75	Boyd Gaming Corporation, Senior Notes,
	9%, 07/01/20	B3	81
75	Boyd Gaming Corporation, Senior Notes,
	9.125%, 12/01/18	B3	79
625	Cirsa Funding Luxembourg S.A., Senior Notes,
	8.75%, 05/15/18 (g)(EUR)	B3	691
900	Graton Economic Development Authority, Senior Notes,
	9.625%, 09/01/19 (g)	B2	985
825	MGM Resorts International, Senior Notes,
	6.625%, 12/15/21	B3	880
625	MGM Resorts International, Senior Notes,
	6.75%, 10/01/20	B3	668
375	Peninsula Gaming, LLC, Senior Notes,
	8.375%, 02/15/18 (g)	Caa1	396
1,250	Pinnacle Entertainment, Inc., Senior Notes,
	7.50%, 04/15/21	B2	1,325
150	Quapaw Downstream Development Authority, Senior Notes,
	10.50%, 07/01/19 (g)	B3	133
289	Rivers Pittsburgh Borrower, L.P., Senior Notes,
	9.50%, 06/15/19 (g)	B3	306
275	Safari Holding Verwaltungs GmbH, Senior Notes,
	8.25%, 02/15/21 (g)(EUR)	B2	307
500	Scientific Games International Inc., Senior Notes,
	7%, 01/01/22 (g)	Ba3	513
			6,364

Health Care - 8.25%
350	Acadia Healthcare Company, Inc., Senior Notes
	5.625%, 02/15/23 (g)	B3	357
275	Aviv Healthcare Properties Ltd. Partnership, Senior Notes,
	7.75%, 02/15/19	Ba3	287
500	Capella Healthcare, Inc., Senior Notes,
	9.25%, 07/01/17	B3	517
725	Capsugel S.A., Senior Notes,
	7%, 05/15/19 (g)	Caa1	740
750	Crimson Merger, Inc., Senior Notes,
	6.625%, 05/15/22 (g)	Caa1	671
575	Endo Finance LLC, Senior Notes,
	6%, 02/01/25 (g)	B1	591
525	HCA Holdings, Inc., Senior Notes,
	6.25%, 02/15/21	B2	567
1,375	HCA, Inc., Senior Notes,
	7.50%, 02/15/22	B2	1,602
475	Iasis Healthcare Capital
	8.375%, 05/15/19	Caa1	496
400	Jaguar Holdings, Inc., Senior Notes,
	9.375%, 10/15/17 (g)	Caa1	410
700	Jaguar Holdings, Inc., Senior Notes,
	9.50%, 12/01/19 (g)	B3	752
425	JLL/Delta Dutch Newco B.V., Senior Notes,
	7.50%, 02/01/22 (g)	Caa2	442
950	Kindred Healthcare, Inc., Senior Notes,
	8%, 01/15/20 (g)	B2	1,021
425	Kinetic Concepts, Inc., Senior Notes,
	10.50%, 11/01/18	B3	460
525	Medi Partenaires SAS, Senior Notes,
	7%, 05/15/20 (g) (EUR)	B2	601
250	MPT Operating Partnership, L.P., Senior Notes,
	6.375%, 02/15/22	Ba1	269
525	MPT Operating Partnership, L.P., Senior Notes,
	6.875%, 05/01/21	Ba1	565
675	Omega Healthcare Investors, Inc., Senior Notes,
	5.875%, 03/15/24	Ba1	718
625	Opal Acquisition, Inc., Senior Note,
	8.875%, 12/15/21 (g)	Caa2	636
300	Par Pharmaceutical, Senior Notes,
	7.375%, 10/15/20	Caa1	317
120	Pinnacle Merger, Senior Notes,
	9.50%, 10/01/23 (g)	Caa1	133
600	Select Medical Corporation, Senior Notes,
	6.375%, 06/01/21	B3	593
450	Tenet Healthcare Corporation, Senior Notes,
	6%, 10/01/20	Ba2	478
575	Tenet Healthcare Corporation, Senior Notes,
	8.125%, 04/01/22	B3	634
250	Truven Health Analytics, Senior Notes,
	10.625%, 06/01/20	Caa2	264
200	Truven Health Analytics, Senior Notes,
	10.625%, 06/01/20 (g)	Caa2	211
1,150	Universal Hospital Services, Inc., Senior Notes,
	7.625%, 08/15/20	B3	1,006
1,900	Valeant Pharmaceuticals International, Senior Notes,
	6.375%, 10/15/20 (g)	B1	1,974
675	VRX Escrow Corporation, Senior Notes,
	5.375%, 03/15/20 (g)	B1	682
600	VRX Escrow Corporation, Senior Notes,
	5.875%, 05/15/23 (g)	B1	615
700	VRX Escrow Corporation, Senior Notes,
	6.125%, 04/15/25 (g)	B1	725
525	Wellcare Health Plans, Inc., Senior Notes,
	5.75%, 11/15/20	Ba2	553
			19,887
Information Technology - 4.93%
600	Alcatel Lucent USA, Inc., Senior Notes,
	6.75%, 11/15/20 (g)	B3	639

400	Alcatel Lucent USA, Inc., Senior Notes,
	8.875%, 01/01/20 (g)	B3	435
1,000	Ancestry.com Inc., Senior Notes,
	9.625%, 10/15/18 (g)	Caa1	1,013
600	Ancestry.com Inc., Senior Notes,
	11%, 12/15/20	B3	666
975	Avaya Inc., Senior Notes,
	7%, 04/01/19 (g)	B1	968
600	Bankrate, Inc., Senior Notes,
	6.125%, 08/15/18 (g)	B2	594
650	BMC Software Finance, Inc., Senior Notes,
	8.125%, 07/15/21 (g)	Caa1	593
175	BMC Software, Inc., Senior Notes,
	7.25%, 06/01/18	Caa1	169
800	Eagle Midco Inc., Senior Notes,
	9%, 06/15/18 (g)	Caa1	818
500	Epicor Software Corporation, Senior Notes,
	8.625%, 05/01/19	B3	521
650	Goodman Networks, Inc., Senior Secured Notes,
	12.125%, 07/01/18	B3	605
1,350	iGATE Corporation, Senior Notes,
	4.75%, 04/15/19	B1	1,360
1,000	Infor Software Parent, Inc., Senior Notes,
	7.125%, 05/01/21 (g)	Caa1	990
650	Infor US, Inc., Senior Notes,
	6.50%, 05/15/22 (g)	B3	667
650	Infor US, Inc., Senior Notes,
	9.375%, 04/01/19	B3	697
400	NXP B.V., Senior Notes,
	5.75%, 02/15/21 (g)	Ba3	423
450	NXP B.V., Senior Notes,
	5.75%, 03/15/23 (g)	Ba3	480
250	Project Homestake Merger,Senior Notes,
	8.875%, 03/01/23 (g)	Caa1	251
			11,889
Lodging - .53%
850	Hilton Worldwide Finance, Senior Notes,
	5.625%, 10/15/21	B3	888
375	Playa Resorts Holding B.V., Senior Notes,
	8%, 08/15/20 (g)	Caa1	383
			1,271
Manufacturing - 2.34%
850	Accudyne Industries Borrower S.C.A., Senior Notes,
	7.75%, 12/15/20 (g)	Caa1	759
675	Apex Tool Group, Senior Notes,
	7%, 02/01/21 (g)	Caa1	636
400	CNH Capital LLC, Senior Notes,
	3.625%, 04/15/18	Ba1	401
1,400	Gardner Denver Inc., Senior Notes,
	6.875%, 08/15/21 (g)	Caa1	1,267
400	Manitowoc Company, Inc., Senior Notes,
	5.875%, 10/15/22	B2	429
301	Mcron Finance Sub LLC, Senior Notes,
	8.375%, 05/15/19 (g)	B1	319
600	Milacron LLC, Senior Notes,
	7.75%, 02/15/21 (g)	Caa1	620
1,000	Terex Corporation, Senior Notes,
	6%, 5/15/21	B2	1,015
200	Terex Corporation, Senior Notes,
	6.50%, 04/01/20	B2	209
			5,655
Metals & Mining - 5.74%
900	AK Steel Corporation, Senior Notes,
	7.625%, 10/01/21	Caa1	740
850	AK Steel Corporation, Senior Notes,
	8.375%, 04/01/22	Caa1	706

300	Aleris International, Inc., Senior Notes,
	7.625%, 02/15/18	B2	307
600	Aleris International, Inc., Senior Notes,
	7.875%, 11/01/20	B2	612
500	ArcelorMittal, Senior Notes,
	10.60%, 06/01/19	Ba1	610
625	BlueScope Steel (Finance) Limited, Senior Notes,
	7.125%, 05/01/18 (g)	Ba3	647
850	Cliffs Natural Resources Inc., Senior Notes,
	5.95%, 01/15/18	B3	659
1,200	Consol Energy, Inc., Senior Notes,
	5.875%, 04/15/22	B1	1,092
675	Eldorado Gold Corporation, Senior Notes,
	6.125%, 12/15/20 (g)	Ba3	665
550	First Quantum Minerals Ltd., Senior Notes,
	7.25%, 10/15/19 (g)	B2	524
975	First Quantum Minerals Ltd., Senior Notes,
	7.25%, 05/15/22 (g)	B2	909
400	Foresight Energy LLC, Senior Notes,
	7.875%, 08/15/21 (g)	Caa1	402
675	Lundin Mining Corporation, Senior Notes,
	7.50%, 11/01/20 (g)	Ba2	707
400	Murray Energy Corporation, Senior Notes,
	8.625%, 06/15/21 (g)	B3	421
450	Murray Energy Corporation, Senior Notes,
	9.50%, 12/05/20 (g)	(e)	506
425	Novelis, Inc., Senior Notes,
	8.75%, 12/15/20	B2	455
675	Nyrstar Netherlands Holdings B.V., Senior Notes,
	8.50%, 09/15/19 (g) (EUR)	B3	772
775	Ryerson Inc., Senior Secured Notes,
	9%, 10/15/17	Caa2	783
536	Ryerson Inc., Senior Secured Notes,
	11.25%, 10/15/18	Caa3	543
450	SunCoke Energy Partners, L.P., Senior Notes,
	7.375%, 02/01/20 (g)	B1	463
300	SunCoke Energy Partners, L.P., Senior Notes,
	7.375%, 02/01/20 (g)	B1	309
500	Vedanta Resources Plc, Senior Notes,
	6%, 01/31/19 (g)	Ba3	447
625	Vedanta Resources Plc, Senior Notes,
	8.25%, 06/07/21 (g)	Ba3	563
			13,842
Other Telecommunications - 3.32%
1,300	Century Link, Inc., Senior Notes,
	5.625%, 04/01/20	Ba2	1,366
375	Century Link, Inc., Senior Notes,
	6.45%, 06/15/21	Ba2	406
1,325	DuPont Fabros Technology L.P., Senior Notes,
	5.875%, 09/15/21	Ba1	1,375
250	Earthlink Inc., Senior Notes,
	7.375%, 06/01/20	Ba3	256
475	Equinix, Inc., Senior Notes,
	5.375%, 01/01/22	B1	493
600	Equinix, Inc., Senior Notes,
	5.375%, 04/01/23	B1	621
250	Equinix, Inc., Senior Notes,
	5.75%, 01/01/25	B1	261
200	Level 3 Communications, Inc., Senior Notes,
	8.875%, 06/01/19	Caa2	211
125	Level 3 Financing, Inc., Senior Notes,
	6.125%, 01/15/21	B3	131
325	Level 3 Financing, Inc., Senior Notes,
	7%, 06/01/20	B3	346
650	Level 3 Financing, Inc., Senior Notes,
	8.625%, 07/15/20	B3	704
250	Level 3 Financing, Inc., Senior Notes,
	5.625%, 02/01/23 (g)	B3	257

375	Play Topco S.A., Senior Notes,
	7.75%, 02/28/20 (c)(g) (EUR)	Caa1	418
700	Telecom Italia, Senior Notes,
	6.375%, 06/24/19 (GBP)	Ba1	1,159
			8,004
Publishing - .80%
542	Dex Media Inc., Senior Subordinated Notes,
	14%, 01/29/17 (c)	Caa3	217
250	Harland Clarke Holdings Corporation, Senior Notes,
	6.875%, 03/01/20 (g)	B1	255
525	Time, Inc., Senior Notes,
	5.75%, 04/15/22 (g)	B1	513
875	Trader Corporation, Senior Notes,
	9.875%, 08/15/18 (g)	B3	934
			1,919
Real Estate Investment Trust Securities - .47%
1,100	CBRE Services, Inc., Senior Notes,
	5%, 03/15/23	Baa3	1,144

Restaurants - .44%
575	P.F. Chang’s China Bistro, Inc., Senior Notes,
	10.25%, 06/30/20 (g)	Caa1	595
475	Seminole Hard Rock Entertainment Inc., Senior Notes,
	5.875%, 05/15/21 (g)	B2	477
			1,072
Retail - 5.43%
350	Academy Ltd., Senior Notes,
	9.25%, 08/01/19 (g)	B3	372
650	Alphabet Holding Company, Inc., Senior Notes,
	7.75%, 11/01/17	Caa1	640
725	Argos Merger Sub Inc., Senior Notes,
	7.125%, 03/15/23 (g)	B3	751
100	Chinos Intermediary Holdings A, Inc., Senior Notes,
	7.75%, 05/01/19 (g)	Caa2	88
525	Claire’s Stores, Inc., Senior Notes,
	9%, 03/15/19 (g)	B2	473
100	Claire’s Stores, Inc., Senior Subordinated Notes,
	10.50%, 06/01/17	Caa3	61
700	David’s Bridal, Inc., Senior Notes,
	7.75%, 10/15/20 (g)	Caa2	627
275	Family Tree Escrow LLC, Senior Notes,
	5.25%, 03/01/20 (g)	Ba3	289
1,575	Family Tree Escrow LLC, Senior Notes,
	5.75%, 03/01/23 (g)	Ba3	1,658
700	Guitar Center Inc., Senior Notes,
	6.50%,04/15/19 (g)	B3	607
650	Jo-Ann Stores, Inc., Senior Notes,
	8.125%, 03/15/19 (g)	Caa1	653
725	Magnolia S.A., Senior Notes,
	9%, 08/01/20 (g)(EUR)	B2	809
375	Matalan Finance Plc, Senior Notes,
	6.875%, 06/01/19 (g)(GBP)	B2	562
825	Michaels Stores, Inc., Senior Notes,
	5.875%, 12/15/20 (g)	B3	850
425	New Academy Finance Company, Senior Notes,
	8%, 06/15/18 (g)	Caa1	427
650	New Look Bondco I plc, Senior Notes,
	8.375%, 05/14/18 (g)	B1	679
425	99 Cents Only Stores, Senior Notes,
	11%, 12/15/19	Caa1	446
650	PC Nextco Holdings, LLC, Senior Notes,
	8.75%, 08/15/19	Caa2	660
1,200	J.C. Penney Corporation, Inc., Senior Notes,
	8.125%, 10/01/19	Caa2	1,158

325	The Men’s Warehouse, Inc., Senior Notes,
	7%, 07/01/22 (g)	B2	342
925	William Carter, Senior Notes,
	5.25%, 08/15/21	Ba2	957
			13,109
Satellites - 1.37%
775	Hughes Satellite Systems, Inc., Senior Notes,
	6.50%, 06/15/19	Ba3	847
775	Hughes Satellite Systems, Inc., Senior Notes,
	7.625%, 06/15/21	B3	855
1,275	Intelsat Jackson Holdings Ltd., Senior Notes,
	5.50%, 08/01/23	B3	1,202
375	ViaSat, Inc., Senior Notes,
	6.875%, 06/15/20	B2	396
			3,300
Services - 8.13%
600	Abengoa Greenfield SA, Senior Notes,
	6.50%, 10/01/19 (g)	B2	564
550	Alliance Data Systems Company, Senior Notes,
	5.375%, 08/01/22 (g)	(e)	547
350	Aramark Holdings, Senior Notes,
	5.75%, 03/15/20	B3	366
250	Ashtead Capital Inc., Senior Notes,
	6.50%, 07/15/22 (g)	Ba3	265
650	Aston Escrow Corporation, Senior Notes,
	9.50%, 08/15/21 (g)	B3	422
425	Blueline Rental Finance, Senior Notes,
	7%, 02/01/19 (g)	B3	440
200	Brakes Capital, Senior Notes,
	7.125%, 12/15/18 (g) (GBP)	B3	301
750	CDW Corporation, Senior Secured Notes,
	6%, 08/15/22	B1	799
325	Clean Harbors, Incorporated, Senior Notes,
	5.125%, 06/01/21	Ba2	331
250	Clean Harbors, Incorporated, Senior Notes,
	5.25%, 08/01/20	Ba2	256
700	Corelogic Inc., Senior Notes,
	7.25%, 06/01/21	B1	745
250	Corrections Corporation of America, Senior Notes,
	4.625%, 05/01/23	Ba1	250
650	Dycom Investments Inc., Senior Subordinated Notes,
	7.125%, 01/15/21	Ba3	684
450	Europcar Groupe SA, Senior Notes,
	11.50%, 05/15/17 (g)(EUR)	Caa1	544
1,186	First Data Corporation, Senior Notes,
	6.75%, 11/01/20 (g)	B1	1,260
3,175	First Data Corporation, Senior Notes,
	12.625%, 01/15/21	Caa1	3,766
175	FTI Consulting Inc., Senior Notes,
	6%, 11/15/22	Ba2	184
475	FTI Consulting Inc., Senior Notes,
	6.75%, 10/01/20	Ba2	500
300	H&E Equipment Services, Senior Notes,
	7%, 09/01/22	B3	309
725	HD Supply, Inc., Senior Notes,
	5.25%, 12/15/21 (g)	B1	750
350	Igloo Holdings Corporation, Senior Notes,
	8.25%, 12/15/17 (g)	Caa2	354
215	Interline Brands Inc., Senior Notes,
	10%, 11/15/18	Caa2	226
1,175	Laureate Education, Inc., Senior Ntoes,
	10%, 09/01/19 (g)	Caa1	1,112
825	Lender Processing Services, Inc., Senior Notes,
	5.75%, 04/15/23	Baa3	877
150	Loxam SAS, Senior Subordinated Notes,
	7%, 07/23/22 (g)(EUR)	(e)	163
425	MSCI, Inc., Senior Notes,

	5.25%, 11/15/24 (g)	Ba1	440
400	Outerwall, Inc., Senior Notes,
	5.875%, 06/15/21 (g)	Ba3	364
925	Outerwall, Inc., Senior Notes,
	6%, 03/15/19	Ba3	897
900	Safway Group Holding LLC, Senior Notes,
	7%, 05/15/18 (g)	B3	891
250	Transunion Holding Company, Inc., Senior Notes,
	8.125%, 06/15/18	Caa1	255
700	United Rentals of North America, Inc., Senior Notes,
	6.125%, 06/15/23	B1	743
			19,605
Supermarkets - 1.25%
775	BI-LO Holding Finance, LLC, Senior Notes,
	9.25%, 02/15/19 (g)	B3	785
825	Rite Aid Corporation, Senior Notes,
	6.125%, 04/01/23 (g)	B3	846
1,300	Rite Aid Corporation, Senior Notes,
	6.75%, 06/15/21	B3	1,383
			3,014
Transportation - .14%
325	Watco Companies, LLC, Senior Notes,
	6.375%, 04/01/23 (g)	B3	328

Utilities - 3.40%
775	AES Corporation, Senior Notes,
	5.50%, 03/15/24	Ba3	781
875	Calpine Corporation, Senior Notes,
	5.375%, 01/15/23	B3	877
100	Calpine Corporation, Senior Notes,
	5.50%, 02/01/24	B3	101
675	Dynergy Finance, Senior Notes,
	6.75%, 11/01/19 (g)	B3	699
1,650	Energy Future Intermediate Holding Company,
	10%, 12/01/20 (a) ESC	(e)	82
875	GenOn Escrow Corporation, Senior Notes,
	9.50%, 10/15/18	B3	895
2,325	NRG Energy, Inc., Senior Notes,
	6.25%, 07/15/22	B1	2,389
350	NRG Energy, Inc., Senior Notes,
	6.25%, 05/01/24	B1	353
550	NRG Energy, Inc., Senior Notes,
	6.625%, 03/15/23	B1	566
575	NRG Yield Inc., Senior Notes,
	5.375%, 08/15/24 (g)	Ba1	599
825	TerraForm Power Operating LLC, Senior Notes,
	5.875%, 02/01/23 (g)	B1	860
			8,202
Wireless Communications - 7.58%
675	Arqiva Broadcasting, Senior Notes,
	9.50%, 03/31/20 (g)(GBP)	B3	1,105
950	Crown Castle International Corporation, Senior Notes,
	5.25%, 01/15/23	B1	998
450	Digicel Group Limited, Senior Notes,
	7.125%, 04/01/22 (g)	Caa1	412
625	Digicel Limited, Senior Notes,
	6%, 04/15/21 (g)	B1	595
100	Matterhorn Mobile S.A., Senior Notes,
	7.75%, 02/15/20 (g)(EUR)	Caa1	114
205	Millicom International Cellular S.A., Senior Notes,
	6.625%, 10/15/21 (g)	Ba2	217
200	Sable International Finance Limited, Senior Notes,
	8.75%, 02/01/20 (g)	Ba2	215
2,850	Sprint Corporation, Senior Notes,
	7.125%, 06/15/24	B2	2,786

1,425	Sprint Nextel Corporation, Senior Notes,
	11.50%, 11/15/21	B2	1,724
675	Syniverse Holdings, Inc., Senior Notes,
	9.125%, 01/15/19	Caa1	667
2,050	T-Mobile, USA, Inc., Senior Notes,
	6%, 03/01/23	Ba3	2,104
1,350	T-Mobile, USA, Inc., Senior Notes,
	6.25%, 04/01/21	Ba3	1,407
300	T-Mobile, USA, Inc., Senior Notes,
	6.375%, 03/01/25	Ba3	309
175	T-Mobile, USA, Inc., Senior Notes,
	6.50%, 01/15/24	Ba3	182
725	T-Mobile, USA, Inc., Senior Notes,
	6.633%, 04/28/21	Ba3	760
825	Vimpelcom-Communications OJSC, Senior Notes,
	8.25%, 05/23/16 (g)	Ba3	865
305	Vimpelcom Holdings, Senior Notes,
	5.20%, 02/13/19 (g)	Ba3	279
550	Vimpelcom Holdings, Senior Notes,
	7.504%, 03/01/22 (g)	Ba3	521
650	Vimpelcom Holdings, Senior Notes,
	7.748%, 02/02/21 (g)	Ba3	640
700	Wind Acquistion Holdings Finance S.A., Senior Notes,
	4.75%, 07/15/20 (g)	Ba3	702
1,625	Wind Acquistion Holdings Finance S.A., Senior Notes,
	7.375%, 04/23/21 (g)	Caa1	1,681
			18,283
	Total Corporate Debt Securities
	(Total cost of $314,665)		314,564

Shares
PREFERRED STOCK - 1.70% (b)(d)
Energy - .11%
4,079	Penn Virginia Corporation, Convertible, 6% (g)	(e)	266

Financial - .81%
1,925	Ally Financial, Inc., 7% (g)	B3	1,966

Health Care - .23%
539	Actavis PLC, Convertible, 5.50%	(e)	546

Wireless Communications - .55%
2,207	American Tower Corporation, Convertible, 5.25%	(e)	228
2,159	American Tower Corporation, Convertible, 5.50%	(e)	214
7,000	Crown Castle International Corp., Convertible, 4.50%	(e)	734
2,476	T-Mobile, USA, Inc., Convertible, 5.50%	(e)	145
			1,321

	Total Preferred Stock
	(Total cost of $3,932)		4,099

COMMON STOCK - .28% (b)(d)
Financial - .28%
71,800	MBIA Inc.,	(e)	668

	Total Common Stock
	(Total cost of $672)		668

	TOTAL INVESTMENTS - 132.41% (d)
	(Total cost of $319,269)		319,331

	CASH AND OTHER ASSETS
	LESS LIABILITIES - (32.41)% (d)		(78,157)

	NET ASSETS - 100.00%		$241,174

(a)    Denotes income is not being accrued and/or issuer is in bankruptcy proceedings.

(b)    All of the Fund’s investments and other assets are pledged as collateral in accordance with a credit agreement with The Bank of Nova Scotia.

(c)     Pay-In-Kind

(d)    Percentages indicated are based on total net assets to common shareholders of $241,174.

(e)     Not rated.

(f)      Represents Level 3 Security. See Note 1.

(g)     Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Unless otherwise noted, 144A Securities are deemed to be liquid. See Note 1of the Note to Schedule of Investments for valuation policy. Total market value of Rule 144A securities amounted to $146,778 as of March 31, 2015.

(EUR) Euro

(GBP) British Pound

ESC	Escrow Cusip. Represents a beneficial interest to account for possible future payments by the company. Interest rate and maturity date are those of the original security.

Derivative Contracts (Unaudited) (Currency Amounts in Thousands)

Forward Currency Exchange Contracts - As of March 31, 2015 the Fund had forward currency exchange contracts outstanding as follows:

						Unrealized
	Settlement	Receive				Appreciation
Counterparty	Date	(Deliver)		Asset	Liability	(Depreciation)

JP Morgan	4/10/15	GBP	423	$628	$636	$(8)

HSBC	4/10/15	GBP	201	298	308	(10)

HSBC	4/10/15	GBP	455	675	693	(18)

Bank of America	4/10/15	GBP	(3,253)	4,901	4,825	76

State Street Bank	4/10/15	GBP	(60)	88	88	—

Citibank	6/12/15	EUR	(9,145)	9,818	9,843	(25)

JP Morgan	6/12/15	EUR	(132)	144	142	2

Citibank	6/12/15	EUR	(105)	114	113	1
Net unrealized gain on open forward currency exchange contracts						$18

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
March 31, 2015 (Unaudited)

(1) Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders’ capital through investment in a professionally managed, diversified portfolio of “high yield” fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified. See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States for investment companies that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

(a)  Valuation of Investments—Except as otherwise described below, the Fund's investments are valued based on evaluated bid prices provided by an independent pricing service. Independent pricing services provide prices based primarily on quotations from dealers and brokers, market transactions, data accessed from quotations services, offering sheets obtained from dealers and various relationships among similar securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates the fair value of such investments. Following procedures approved by the Board of Directors, investments for which market prices are not yet provided by an independent pricing service (primarily newly issued fixed-income corporate bonds and notes) shall be valued at the most recently quoted bid price provided by a principal market maker for the security. Other investments, for which market quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors. Fair value measurement is further discussed in section (e) of this footnote.

(b)  Foreign Currency—Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U. S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
March 31, 2015 (Unaudited)

arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transaction, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(c)  Foreign Currency Forward Exchange Contracts—The Fund may enter into foreign currency forward exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market risk, credit risk or both kinds of risks, in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

(d)  Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method for financial reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

(e)  Fair Value Measurement—The Fund applies ASC 820 “Fair Value Measurements and Disclosures”. This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
March 31, 2015 (Unaudited)

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major asset and liability categories is as follows.

Debt securities (corporate, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Investments
Debt Securities*	$—	$314,564	$—	$314,564

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
March 31, 2015 (Unaudited)

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Preferred Stock
Energy	$—	$266	$—	$266
Financial	—	1,966	—	1,966
Health Care	546	—	—	546
Wireless Communications	1,321	—	—	1,321
Common Stock
Financial	668	—	—	668
Total Investments	$2,535	$316,796	$—	$319,331
Forward Currency Exchange Contracts	$—	$18	$—	$18

*  Debt Securities — All are level 2. Type of debt and industries are shown on the Schedule of Investments.

The Fund owned one Level 3 security at March 31, 2015. This security appears under Corporate Debt Securities, Chemicals and has a value of zero. The value was determined by the Valuation Committee of the Fund’s investment Advisor, T. Rowe Price, under procedures approved by the Board of Directors. The techniques used to arrive at this valuation have taken into account the interim non-tradable position and the uncertainty surrounding the remaining distribution(s), if any. The security will continue to be valued at zero until a distribution has been determined, the occurrence of company-specific or industry events, or other market factors suggest the value should be changed.

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Equity Securities
Balance, December 31, 2014	$—
Sales	—
Change in unrealized appreciation (depreciation)	—
Realized gain (loss)	—
Transfers to Level 3 from Level 2	—
Balance, March 31, 2015	$—

Level 1 and Level 2 assets are evaluated on a quarterly basis for changes in listings or delistings on national exchanges.

Transfers between levels are recognized at the value at the end of the reporting period. During the 3 months ended March 31, 2015, the Fund recognized no transfers to Level 1 from Level 2.

Item 2.

(a)   The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
President

Date	May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
President

Date	May 21, 2015

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
Treasurer

Date	May 21, 2015